share-based compensation - TELUS Corp restricted stock units activity (Details) - Restricted stock units without market performance conditions	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
Number of restricted stock units - Non-vested
Outstanding, beginning of period	3,481,916	3,390,979
Issued - initial award	1,769,092	1,825,688
In lieu of dividends	208,503	206,715
Vested	(1,963,722)	(1,766,680)
Forfeited and cancelled	(302,269)	(174,786)
Outstanding, end of period	3,193,520	3,481,916
Number of restricted stock units - vested
Outstanding, beginning of period	32,848	29,108
In lieu dividends	359	455
Vested	1,963,722	1,766,680
Settled in cash	(1,933,546)	(1,698,008)
Forfeited and cancelled		(65,387)
Outstanding, end of period	63,383	32,848
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $	$ 41.87	$ 41.71
Outstanding, beginning of period, vested | $	41.00	38.09
Issued - initial award | $	45.72	43.56
In lieu of dividends | $	46.32	43.98
Vested | $	40.34	43.73
Settled in cash | $	40.08	43.63
Forfeited and cancelled | $	43.16	42.88
Outstanding, end of period, non-vested | $	44.85	41.87
Outstanding, end of period, vested | $	$ 44.89	$ 41.00